RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

For the three and nine months ended September 30, 2023 and 2022, the Company recorded the following transactions with related parties:

a)	$54,000 and $162,000 in management fees (2022 - $45,000 and $120,000) to the Chief Executive Officer of the Company.

b)	$32,100 and $96,300 in professional fees (2022 - $32,100 and $92,100) to a company controlled by the Chief Financial Officer of the Company.

c)	$54,000 and $162,000 in consulting fees (2022 - $60,000 and $120,000) to the Chief Technology Officer of the Company.

d)	$79,745 and $231,393 in quality control fees (2022 – $Nil and $Nil) to a company controlled by the Chief Technology Officer of the Company.

e)	$1,500 and $4,500 in office rent (2022 – $1,500 and $4,500) to a company controlled by the Chief Technology Officer of the Company.

f)	$3,000 and $9,000 in office rent (2022 – $3,000 and $6,000) to a company controlled by the Chief Financial Officer of the Company.

Related party transactions not otherwise described in the condensed interim consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, consist of the following:

Type of transaction	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Consulting fees	54,000	60,000	162,000	120,000
Management fees	54,000	45,000	162,000	120,000
Professional fees	32,100	32,100	96,300	92,100
Share-based compensation	-	27,887	209,815	40,016
	140,100	164,987	630,115	372,116

Included in accounts payable at September 30, 2023, are $89,308 due to the related parties (December 31, 2022 - $Nil).